FINANCIAL INSTRUMENTS	6 Months Ended
Jun. 30, 2024
Financial Instruments [Abstract]
FINANCIAL INSTRUMENTS	NOTE 9: FINANCIAL INSTRUMENTS The carrying amount of cash equivalents, restricted cash, account payables and accrued expenses approximate their fair value due to their short-term characteristics.